Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

Note 6- Stockholders’ Equity

At March 31, 2013, there were 12,622,756 shares of common stock, par value $.01 per share, outstanding for the Company.

Effective February 16, 2012, the Company issued options to purchase 1,233,129 shares of the Company’s common stock to eight management employees with an initial exercise price of $0.38 per share and which contain various vesting schedules and expiration dates. Upon completion of the Merger, the total number of options to purchase such shares was reduced to 823,757 and the per share exercise price was correspondingly adjusted to $0.573 per share in accordance with the terms of the Merger Agreement.

Effective February 16, 2012, in connection with the $250,000 Convertible Promissory Note dated October 15, 2010 between the Company and James and Kristin Black, the Company exchanged 493,252 Common Shares of stock for the cancellation of the Note Payable. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

Warrant Grants

As of March 31, 2013, there were common stock warrants outstanding to purchase aggregate shares of common stock pursuant to the warrant grants described below. On November 1, 2010, the Company issued warrants to purchase 150,000 shares of the common stock of the Company to Transition Partners, Limited with a an indeterminable exercise price per share in connection with a consulting services agreement. These warrants were subject to a conditional vesting schedule, in one-third increments. As of December 31, 2010, the first 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. On June 17, 2011, the second 50,000 of these warrants were fully vested and due to expire on November 1, 2013. On April 6, 2012 the third 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. Upon completion of and in accordance with the terms of the Merger, the total number of warrants to purchase such shares was reduced to 123,563 and the per share exercise price was fixed at $0.57 per share. In addition, the expiration of the warrants was extended to July 31, 2015.

On June 17, 2011 the Company also issued warrants to purchase 50,000 shares of the common stock of the Company to AVIDBank Corporate Finance, a division of AVIDBank, with an exercise price equal to one-hundredth of a dollar in connection with the $1.0 million revolving line of credit arrangement (See Note 8, Revolving Lines of Credit and Related Interest). These warrants are fully vested and expire on June 17, 2016. Upon completion of the Merger, the total number of warrants to purchase such shares was reduced to 33,401 and the per share exercise price remained the same.

On July 15, 2011 the Company also issued warrants to purchase 3% of fully diluted shares of the common stock of the Company to Breakwater Structured Growth Opportunity Fund, L.P., with an imputed exercise price equal to approximately one-hundredth of a dollar in connection with the $1.025 million subordinated mezzanine loan arrangement (See Note 9, Long Term Indebtedness and Interest). These warrants are fully vested and expire on June 15, 2016. In accordance with the terms of the Merger, the total number of warrants to purchase such shares was increased from 328,411 shares to 420,549 and the per share exercise price remained the same.

Included in the aforementioned Breakwater warrant, was an obligation by the Company to, among other things, honor an irrevocable put right through which the Company agreed to purchase up to the 3% of fully diluted shares of its common stock underlying the warrant, which expires on July 15, 2016 (See Note 9, Long Term Indebtedness and Interest). Upon completion of the Merger, the irrevocable put right was removed.

Made effective January 1, 2013, the Company entered into a one year agreement, subject to quarterly cancellation at the Company’s sole discretion, with Microcap Headlines, Inc. In connection with this agreement, the Company issued warrants to purchase an aggregate of 100,000 shares of the Company’s common stock at an exercise price of $2.25 per share. These warrants were subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company’s sole discretion. The first increment was granted and fully vested on January 1, 2013, and the second increment was granted and fully vested on April 1, 2013. All vested warrants expire on January 1, 2018.

Option Grant

On September 6, 2012, the Company entered into a one year investor relations consulting contract with RJ Falkner & Company, Inc (“RJ Falkner”), which includes a grant to R. Jerry Falkner, the owner of RJ Falkner, as an individual, a five year option to purchase 125,000 of share of common stock and an exercise price of $2.25 per share. These options were subject to a conditional vesting schedule, in one-fourth increments. The first installment vested and became exercisable upon execution of the consulting contract on September 6, 2012. The second installment upon the publication of the first “Research Profile” report, which was completed November 30, 2012, The third installment vested on February 28, 2013, 90 days following the publication of the aforementioned report, and the fourth installments will vest 180 days following the publication of the report. As of March 31, 2013, the three of the four increments were fully vested for a total of 93,750 shares are due to expire on September 5, 2017.

Effective September 28, 2012, the Company issued options to purchase 54,479 shares of the Company’s common stock to ten employees with an exercise price of $2.25 per share and which contain three year vesting schedules of 1/3 each year through September 2015. These options are due to expire on September 27, 2022.

Effective November 30, 2012, the Company issued options to purchase 100,000 shares of the Company’s common stock to two consultants with an exercise price of $2.50 per share and were subject to a three year vesting schedule, in one-third increments. The first vesting period begins on November 30, 2013. These options are due to expire on November 30, 2022.

In developing a fair value for the Avid option at March 31, 2013, the Company used a current stock value of $2.85 per share, which represents a discount of 24% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Marketability. The Company, in developing a fair value for the Breakwater warrant obligation at March 31, 2013, used a current stock value of $1.88 per share, which represents a discount of 50% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Liquidity. In developing a fair value for the Microcap option at January 1, 2013, the Company used a current stock value of $2.28 per share and for the RJ Falkner warrant obligation at February 28, 2013, used a current stock price of $2.06, both which represents a discount of 24% from the quoted stock price for Lack of Marketability. Other assumptions used in the above valuations include (a) risk-free interest rate of 0.36-0.77% based on duration, (b) weighted average expected terms ranging from 3.25 to 4.75 years; (c) weighted average expected stock volatility of 45.95 % and (e) expected dividends of 0%. These valuations resulted in an expense of $50,777 under Administrative expenses and $178,844 under other income (expense) included in the Statement of Operations for the three month period ended March 31, 2013.

Note 8 – Stockholders’ Equity

At December 31, 2012, there were 12,622,756 shares of common stock, par value $.01 per share, outstanding for the Company

Effective February 16, 2012, the Company issued options to purchase 1,233,129 shares of the Company’s common stock to eight management employees with an initial exercise price of $0.38 per share and which contain various vesting schedules and expiration dates. Upon completion of the merger, the total number of options to purchase such shares was reduced to 823,757 and the per share exercise price was correspondingly adjusted to $0.573 per share in accordance with the terms of the Merger Agreement.

Effective February 16, 2012, in connection with the $250,000 Convertible Promissory Note dated October 15, 2010 between the Company and James and Kristin Black, the Company exchanged 493,252 Common Shares of stock for the cancellation of the Note Payable. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

Warrant Grants

As of December 31, 2012, there were common stock warrants outstanding to purchase aggregate shares of common stock pursuant to the warrant grants described below. On November 1, 2010, the Company issued warrants to purchase 150,000 shares of the common stock of the Company to Transition Partners, Limited with a an indeterminable exercise price per share in connection with a consulting services agreement. These warrants were subject to a conditional vesting schedule, in one-third increments. As of December 31, 2010, the first 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. On June 17, 2011, the second 50,000 of these warrants were fully vested and due to expire on November 1, 2013. On April 6, 2012 the third 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. Upon completion of and in accordance with the terms of the Merger, the total number of warrants to purchase such shares was reduced to 123,563 and the per share exercise price was fixed at $0.57 per share. In addition, the expiration of the warrants was extended to July 31, 2015.

On June 17, 2011 the Company also issued warrants to purchase 50,000 shares of the common stock of the Company to AVIDBank Corporate Finance, a division of AVIDBank, with an exercise price equal to one-hundredth of a dollar in connection with the $1.0 million revolving line of credit arrangement (See Note 8, Revolving Lines of Credit and Related Interest). These warrants are fully vested and expire on June 17, 2016. Upon completion of the Merger, the total number of warrants to purchase such shares was reduced to 33,401 and the per share exercise price remained the same.

On July 15, 2011 the Company also issued warrants to purchase 3% of fully diluted shares of the common stock of the Company to Breakwater Structured Growth Opportunity Fund, L.P., with an imputed exercise price equal to approximately one-hundredth of a dollar in connection with the $1.025 million subordinated mezzanine loan arrangement (See Note 9, Long Term Indebtedness and Interest). These warrants are fully vested and expire on June 15, 2016. In accordance with the terms of the Merger, the total number of warrants to purchase such shares was increased from 328,411 shares to 420,549 and the per share exercise price remained the same.

Included in the aforementioned Breakwater warrant, was an obligation by the Company to, among other things, honor an irrevocable put right through which the Company agreed to purchase up to the 3% of fully diluted shares of its common stock underlying the warrant, which expires on July 15, 2016 (See Note 9, Long Term Indebtedness and Interest). Upon completion of the Merger, the irrevocable put right was removed.

Option Grant

On September 6, 2012, the Company entered into a one year investor relations consulting contract with RJ Falkner & Company, Inc (“RJ Falkner”), which includes a grant to R. Jerry Falkner, the owner of RJ Falkner, as an individual, a five year option to purchase 125,000 of share of common stock and an exercise price of $2.25 per share. These options were subject to a conditional vesting schedule, in one-fourth increments. The first installment vested and became exercisable upon execution of the consulting contract on September 6, 2012. The second installment upon the publication of the first “Research Profile” report, which was completed November 30, 2012, The third and fourth installments will vest at 90 and 180 days following the publication of the aforementioned report. As of December 31, 2012, the two of the four increments were fully vested for a total of 62,500 shares are due to expire on September 5, 2017.

Effective September 28, 2012, the Company issued options to purchase 54,479 shares of the Company’s common stock to ten employees with an exercise price of $2.25 per share and which contain three year vesting schedules of 1/3 each year through September 2015. These options are due to expire on September 27, 2022.

Effective November 30, 2012, the Company issued options to purchase 100,000 shares of the Company’s common stock to two consultants with an exercise price of $2.50 per share and were subject to a three year vesting schedule, in one-third increments. The first vesting period begins on November 30, 2013. These options are due to expire on November 30, 2022.

In developing a fair value for the Avid warrant obligation at December 31, 2012, the Company used a current stock value of $2.28 per share, which represents a discount of 24% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Marketability. The Company, in developing a fair value for the Breakwater warrant obligation at December 31, 2012, used a current stock value of $1.50 per share, which represents a discount of 50% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Liquidity. Other assumptions used in the above valuations include (a) risk-free interest rate of 0.36% based on duration, (b) weighted average expected terms ranging from 3.5 to 3.58 years; (c) weighted average expected stock volatility of 45.94 % and (e) expected dividends of 0%.

The values of the other various warrants and options have been measured utilizing the Black-Scholes model as of December 31, 2012. The assumptions used in this valuation included: (a) risk-free interest rate ranging from 0.36-1.78% based on duration, (c) weighted average expected terms ranging from 2.58 years to 10 years; (d) weighted average expected stock volatility ranging from 43.84-48.97 % and (e) expected dividends of 0%. These valuations resulted in an annual 2012 expense of $858,398 included in the Statement of Operations.

February 2012 Management Options

Effective February 16, 2012, the Company issued options to purchase 1,233,129 shares of the Company stock to eight management employees, having an initial exercise price of $0.38, and which contain various vesting schedules and expiration dates. Upon completion of the merger, the total number of options to purchase such shares was reduced to 823,757 and the per share exercise price was correspondingly adjusted to $0.573 per share in accordance with the terms of the Merger Agreement

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model, for a total valuation of $61,495, which was expensed in full on the date of the grant. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2012 are as follows:

Exercise price	$0.383
Expected dividends	0%
Expected volatility	45.85%
Risk fee interest rate	2.23%
Expected life of option	5-7 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity, which reflects the converted amounts per the Merger Agreement:

	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	823,757		$0.573	4.65 years
Exercised	-
Forfeited/Cancelled	50,102	$
Balance – December 31, 2012 – outstanding	773,655		$0.573	4.65 years
Balance – December 31, 2012 – exercisable	623,350		$0.573	4.65 years

Outstanding options held by related parties – 2012	776,655
Exercisable options held by related parties – 2012	623,350

2012 Performance Incentive Plan

On September 27, 2012, the Company's board of directors approved the 2012 Performance Incentive Plan (the Plan”). The Plan allows the Company to promote the success of the Corporation and to increase stockholder value by providing an additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Code. Only stock options granted to employees qualify for incentive stock option treatment. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The Plan is administered by the Plan Administrator, being the Board or one or more committees appointed by the Board or another committee (within its delegated authority) to administer all or certain aspects of this Plan. The Administrator has full and exclusive power within the limitations set forth in the Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the Plan.

On September 28, 2012, the Company issued options to purchase 54,519 shares of the Company stock to ten employees, having an exercise price of $2.25, and which contain three year vesting schedules of 1/3 each year through September 2015. These options are due to expire on September 27, 2022.

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model, for a total valuation of $51,978, which will be expensed over the three year vesting period. The expense realized for the year ending December 31, 2012 was $1,999. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2012 are as follows:

Exercise price	$2.25
Expected dividends	0%
Expected volatility	43.84%
Risk fee interest rate	Between 0.72-1.18%
Expected life of option	5.5-6.5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	54,519		$2.25	9.75 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	54,519		$2.25	9.75 years
Balance – December 31, 2012 – exercisable	54,519		$2.25	9.75 years

Outstanding options held by related parties – 2012	54,519
Exercisable options held by related parties – 2012	-

Contractor Options

During the year ended December 31, 2012, the Company issued options to purchase 225,000 shares of the Company stock to outside contractors, having an exercise price ranging between $2.25 and $2.50, and which contain various vesting schedules and expiration dates.

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model, for a total valuation of $199,014, which was expensed in full on the date of the grant. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2012 are as follows:

Exercise price	$2.25-2.50
Expected dividends	0%
Expected volatility	45.94-48.97%
Risk fee interest rate	0.62-1.78%
Expected life of option	5-10 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity, which reflects the converted amounts per the Merger Agreement:

	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-
Granted	225,000		$2.36	7.08 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	225,000		$2.36	7.08 years
Balance – December 31, 2012 – exercisable	62,500		$2.25	4.75 years

The Company had previously valued the AVIDBank and Breakwater warrants using a model that did not include the quoted stock price as an input, and has determined that the model described above should have been used in valuing these warrants for the quarters ended June 30, 2012 and September 30, 2012. The following summarizes the effects of this change.

	June 30, 2012		September 30, 2012
	As previously reported	As adjusted	As previously reported	As adjusted
Derivative Liability	140,132	550,994	128,422	527,206
Stockholders’ Equity	4,291,027	3,880,165	3,774,716	3,375,932

Net Income:
Three months ended June 30,2012	(251,838)	(662,704)
Six months ended June 30,2012	161,028	(249,834)
Three months ended September 30,2012			(518,768)	(506,690)
Six months ended September 30,2012			(357,735)	(756,519)

Net income/loss per share:
Three months ended June 30,2012	$(0.02)	$(0.05)
Six months ended June 30,2012	$0.01	$(0.02)
Three months ended September 30,2012			$(0.04)	$(0.04)
Six months ended September 30,2012			$(0.03)	$(0.07)

The Company assumed the 1,069,587 outstanding warrants to purchase shares of Common Stock which were issued by Integrated in fiscal years 2009 and before. Of these, 17,230 expired on July 29, 2012 and the remainders expire on May 31, 2014.